Cover	May 28, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 28, 2025
Entity File Number	001-42433
Entity Registrant Name	New Era Helium Inc.
Entity Central Index Key	0002028336
Entity Tax Identification Number	99-3749880
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4501 Santa Rosa Dr.
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79707
City Area Code	432
Local Phone Number	695-6997
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common stock
Trading Symbol	NEHC
Security Exchange Name	NASDAQ
Warrants [Member]
Title of 12(b) Security	Warrants
Trading Symbol	NEHCW
Security Exchange Name	NASDAQ